ACQUISITIONS - Assets Acquired And Liabilities Assumed (Details) - USD ($)			3 Months Ended
	Jul. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 19,645,000
Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 11,600,000
Entities Under Common Control, Assets Received, Value		$ 11,538,000
Subsequent Event [Member] | Development Assets Acquisition [Member]
Business Acquisition [Line Items]
Entities Under Common Control, Assets Received, Value	$ 12,677,000